Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements
In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Partnership as of January 1, 2018, and may be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership adopted ASU 2014-09 as a cumulative-effect adjustment as of such date. The Partnership has elected to apply ASC 2014-09 only to those contracts that were not completed as of January 1, 2018. The Partnership has identified the following differences on adoption of ASU 2014-09:

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In certain cases, the Partnership incurs pre-operational costs relating directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs are deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract. This change increased net income by $1.1 million for the year ended December 31, 2018, and increased other assets by $3.5 million, investments in equity-accounted joint ventures by $0.3 million, and total equity by $3.8 million as at December 31, 2018. The cumulative increase to opening equity as at January 1, 2018 was $2.7 million.

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The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditional upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the impact of increasing other current assets and decreasing accounts receivable by $2.3 million at December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

In February 2016, the FASB issued ASU 2016-02, which establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. FASB issued an additional accounting standard update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met. The Partnership adopted ASU 2016-02 on January 1, 2019. In addition, the Partnership early adopted ASU 2019-01, which provides an exception for lessors who are not manufacturers or dealers to determine the fair value of leased property using the underlying asset’s cost, instead of fair value. To determine the cumulative effect adjustment, the Partnership has not reassessed lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Partnership identified the following differences:

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The adoption of ASU 2016-02 results in a change in the accounting method for the lease portion of the daily charter hire accounted for as operating leases with firm periods of greater than one year for certain of the chartered-in vessels of the Partnership and the Partnership's equity-accounted joint ventures. Under ASU 2016-02, one of the Partnership's in-charter contracts previously accounted for as an operating lease is now treated as an operating lease right-of-use asset and an operating lease liability, which resulted in an increase of the Partnership's assets and liabilities. The right-of-use asset and lease liability recognized at December 31, 2019 was $34.2 million (January

1, 2019 – $22.8 million). In addition, certain equity-accounted joint ventures recognized a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas previously no right-of-use asset or lease liability was recognized. This had the result of increasing the equity-accounted joint venture’s assets and liabilities. The pattern of expense recognition of chartered-in vessels has remained substantially unchanged from the prior policy and is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired.

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The adoption of ASU 2016-02 results in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock. This change decreased investments in and advances to equity-accounted joint ventures by $0.1 million, and total equity by $0.1 million as at December 31, 2019. The cumulative decrease to investments in and advances to equity-accounted joint ventures and opening equity as at January 1, 2019 was $3.0 million.

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The adoption of ASU 2016-02 results in direct financing and sales-type lease payments received being presented as an operating cash inflow in 2019 instead of as an investing cash inflow, as presented in 2018 and 2017 in the consolidated statements of cash flows. Direct financing and sales-type lease payments received during the years ended December 31, 2019, 2018 and 2017 were $17.1 million, $10.9 million and $13.1 million, respectively.

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The adoption of ASU 2016-02 results in sale and leaseback transactions where the seller lessee has a fixed price repurchase option or other situations where the leaseback would be classified as a finance lease being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02 such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions the Partnership does not derecognize the vessel sold and continues to depreciate the vessel as if it were the legal owner. Proceeds received from the sale of the vessel are recognized as a financial liability and bareboat charter hire payments made by the Partnership to the lessor are allocated between interest expense and principal repayments on the financial liability. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Yamal Spirit and the Torben Spirit during 2019, respectively, being accounted for as failed sales and unlike the eight sale-leaseback transactions entered into in prior years, the Partnership is not considered as holding a variable interest in the buyer lessor entity and thus, does not consolidate the buyer lessor entity (see Note 5).

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be recorded in other comprehensive (loss) income and reclassified to earnings in the same income statement line as the hedged item when the hedged item affects earnings. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 became effective for the Partnership as of January 1, 2019. This change decreased accumulated other comprehensive (loss) income by $4.8 million as at January 1, 2019, and correspondingly increased opening equity as at January 1, 2019 by $4.8 million.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 introduces a new credit loss methodology, which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. This new credit loss methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity debt securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. This methodology replaces the multiple existing impairment methods under current GAAP, which generally require that a loss be incurred before it is recognized. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership expects that its net investments in direct financing and sales-type leases, advances to equity-accounted joint ventures, guarantees of indebtedness of equity-accounted joint ventures and receivables related to non-operating lease revenue arrangements will be subject to ASU 2016-13. Consequently, the Partnership expects that on January 1, 2020 it will decrease the carrying value of these instruments, some of which are held by the Partnership's equity-accounted investments, resulting in a corresponding reduction to total equity on the date of adoption. The Partnership is in the process of finalizing its credit loss methodology and calculations.
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted, including adoption in any interim period. The Partnership is currently evaluating the effect of adopting this new guidance.